CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning balance ( in shares) at Dec. 31, 2023	14,098,888
Beginning balance at Dec. 31, 2023	$ 1	$ 780,044	$ 26	$ (691,336)	$ 88,735
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(39,834)	(39,834)
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan (in shares)	91,302
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan		(112)			(112)
Share-based compensation		3,303			3,303
Cashless exercise of pre-funded warrants ( in shares)	639,823
Unrealized losses from marketable securities			(6)		$ (6)
Ending balance ( in shares) at Dec. 31, 2024	14,830,013				14,830,013
Ending balance at Dec. 31, 2024	$ 1	783,235	20	(731,170)	$ 52,086
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(8,611)	(8,611)
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan (in shares)	81,184
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan		(87)			(87)
Share-based compensation		763			763
Cashless exercise of pre-funded warrants ( in shares)	1,048,291
Cashless exercise of pre-funded warrants	$ 1				1
Unrealized losses from marketable securities			(20)		(20)
Ending balance ( in shares) at Mar. 31, 2025	15,959,488
Ending balance at Mar. 31, 2025	$ 2	783,911	0	(739,781)	$ 44,132
Beginning balance ( in shares) at Dec. 31, 2024	14,830,013				14,830,013
Beginning balance at Dec. 31, 2024	$ 1	783,235	20	(731,170)	$ 52,086
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(26,483)	(26,483)
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan (in shares)	199,682
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan		(128)			(128)
Share-based compensation		2,308			2,308
Cashless exercise of pre-funded warrants ( in shares)	18,293,476
Cashless exercise of pre-funded warrants	$ 2	(2)
Unrealized losses from marketable securities			(18)		$ (18)
Ending balance ( in shares) at Dec. 31, 2025	33,323,171				33,323,171
Ending balance at Dec. 31, 2025	$ 3	785,413	2	(757,653)	$ 27,765
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(3,585)	(3,585)
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan (in shares)	29,687
Vesting of restricted stock units, net of withholding for tax, and shares issued under employee share purchase plan		(15)			(15)
Share-based compensation		474			474
Unrealized losses from marketable securities			(2)		$ (2)
Ending balance ( in shares) at Mar. 31, 2026	33,352,858				33,352,858
Ending balance at Mar. 31, 2026	$ 3	$ 785,872	$ 0	$ (761,238)	$ 24,637